Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Summary of Employment Benefits
(1)	Employment benefit obligations as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Net defined benefit asset	￦	198,626	70,187
Net defined benefit obligations		825,927	1,033,409
Other long-term employee benefit obligations		2,794	1,911

Summary of Principal Assumptions on Actuarial Valuation
(2)	Principal assumptions used for actuarial valuation as of December 31, 2022 and 2023 are as follows:

	2022	2023
Discount rate	5.16%~5.19%	4.06%~5.44%
Future salary and benefit levels	4.55%	4.82%
Weighted average duration	8.84 years	9.52 years

Summary of Expense Relating to defined Benefit Plans
(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Current service cost	￦	524,942	496,722	373,802
Interest cost		91,877	116,256	190,257
Expected return on plan assets		(52,782)	(73,484)	(163,074)
Past service cost		5,483	125	—

	￦	569,520	539,619	400,985

Expenses described above are recognized in those items below in the consolidated financial statements.

		2021	2022	2023
		In millions of won
Cost of sales	￦	416,287	404,243	285,209
Selling and administrative expenses		95,983	81,457	73,521
Others (Construction-in-progress and others)		57,250	53,919	42,255

	￦	569,520	539,619	400,985

Summary of Defined Benefits
(4)	Details of defined benefit obligations as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Present value of defined benefit obligation from funded plans	￦	3,776,715	4,312,702
Fair value of plan assets		(3,149,414)	(3,349,480)

Net liabilities incurred from defined benefit plans	￦	627,301	963,222

Summary of Changes in the Present Value of Defined Benefits
(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Beginning balance	￦	4,564,417	3,776,715
Current service cost		496,722	373,802
Interest cost		116,256	190,257
Remeasurement component		(1,012,727)	409,635
Past service cost		125	—
Actual payments		(388,105)	(437,734)
Others		27	27

Ending balance	￦	3,776,715	4,312,702

Summary of Changes in the Fair Value of Plan Assets
(6)	Changes in the fair value of plan assets for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Beginning balance	￦	2,909,547	3,149,414
Expected return		73,484	163,074
Remeasurement component		(11,609)	4,777
Contributions by the employers		347,778	188,566
Actual payments		(169,786)	(156,351)

Ending balance	￦	3,149,414	3,349,480

Summary of the Fair Value of Plan Assets
(7)	Details of the fair value of plan assets as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Equity instruments	￦	171,301	5,326
Debt instruments		854,640	697,907
Bank deposits		590,103	611,821
Others(*)		1,533,370	2,034,426

	￦	3,149,414	3,349,480

(*)	‘Others’ consist of various financial assets managed by external asset management companies.

Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss)
(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Actuarial gain from changes in financial assumptions	￦	(967,366)	429,810
Experience adjustments, etc.		(45,361)	(20,175)
Expected return		11,609	(4,777)

	￦	(1,001,118)	404,858